American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2020

VP Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.6%
Lockheed Martin Corp.	214	72,535
Airlines — 0.4%
Delta Air Lines, Inc.	671	19,144
Auto Components — 0.7%
Aptiv plc	627	30,873
Biotechnology — 2.4%
Biogen, Inc.(1)	111	35,118
CRISPR Therapeutics AG(1)	53	2,248
Vertex Pharmaceuticals, Inc.(1)	294	69,957
		107,323
Capital Markets — 0.5%
Charles Schwab Corp. (The)	650	21,853
Consumer Finance — 0.4%
American Express Co.	211	18,064
Electrical Equipment — 1.0%
Ballard Power Systems, Inc.(1)	258	1,963
Rockwell Automation, Inc.	283	42,708
		44,671
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	356	33,204
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	531	14,459
Take-Two Interactive Software, Inc.(1)	303	35,939
Walt Disney Co. (The)	372	35,935
		86,333
Equity Real Estate Investment Trusts (REITs) — 3.3%
Equity Residential	486	29,991
SBA Communications Corp.	435	117,437
		147,428
Food and Staples Retailing — 0.5%
Walmart, Inc.	214	24,315
Food Products — 1.1%
Beyond Meat, Inc.(1)	123	8,192
Mondelez International, Inc., Class A	798	39,964
		48,156
Health Care Equipment and Supplies — 4.0%
Baxter International, Inc.	766	62,192
Boston Scientific Corp.(1)	1,627	53,089
Edwards Lifesciences Corp.(1)	121	22,823
Intuitive Surgical, Inc.(1)	78	38,626
		176,730
Health Care Providers and Services — 2.6%
Quest Diagnostics, Inc.	151	12,125

UnitedHealth Group, Inc.	418	104,241
		116,366
Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	51	33,374
Domino's Pizza, Inc.	67	21,713
Las Vegas Sands Corp.	521	22,127
Starbucks Corp.	755	49,634
		126,848
Household Products — 1.5%
Procter & Gamble Co. (The)	604	66,440
Insurance — 1.1%
Progressive Corp. (The)	658	48,587
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A(1)	320	371,824
Facebook, Inc., Class A(1)	653	108,920
Twitter, Inc.(1)	946	23,234
		503,978
Internet and Direct Marketing Retail — 7.9%
Amazon.com, Inc.(1)	179	349,000
Chewy, Inc., Class A(1)	144	5,398
		354,398
IT Services — 9.2%
Fastly, Inc., Class A(1)	748	14,197
PayPal Holdings, Inc.(1)	1,296	124,079
Square, Inc., Class A(1)	42	2,200
VeriSign, Inc.(1)	131	23,592
Visa, Inc., Class A	1,533	246,997
		411,065
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	351	25,138
Illumina, Inc.(1)	148	40,422
		65,560
Machinery — 1.5%
Cummins, Inc.	506	68,472
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	237	37,764
Pharmaceuticals — 4.5%
Merck & Co., Inc.	1,179	90,712
Novo Nordisk A/S, B Shares	1,172	70,697
Zoetis, Inc.	334	39,308
		200,717
Road and Rail — 2.6%
Lyft, Inc., Class A(1)	507	13,613
Union Pacific Corp.	734	103,523
		117,136
Semiconductors and Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(1)	55	2,502
Analog Devices, Inc.	420	37,653
Applied Materials, Inc.	687	31,478

ASML Holding NV	238	63,251
Broadcom, Inc.	221	52,399
NVIDIA Corp.	377	99,377
		286,660
Software — 15.2%
Anaplan, Inc.(1)	343	10,379
Datadog, Inc., Class A(1)	258	9,283
Microsoft Corp.	3,313	522,493
PagerDuty, Inc.(1)(2)	788	13,617
salesforce.com, Inc.(1)	474	68,246
Slack Technologies, Inc., Class A(1)	400	10,736
Zendesk, Inc.(1)	500	32,005
Zoom Video Communications, Inc., Class A(1)	101	14,758
		681,517
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	1,307	62,488
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	1,138	289,382
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	989	81,830
TOTAL COMMON STOCKS (Cost $2,790,196)		4,349,837
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell 1000 Growth ETF (Cost $117,110)	747	112,536
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $6,720), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $6,590)		6,590
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,764	13,764
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,354)		20,354
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,927,660)		4,482,727
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,523)
TOTAL NET ASSETS — 100.0%		$4,478,204

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,270	USD	5,660	Credit Suisse AG	6/30/20	$172
EUR	3,945	USD	4,369	Credit Suisse AG	6/30/20	(3)
USD	46,620	EUR	42,877	Credit Suisse AG	6/30/20	(829)
USD	3,282	EUR	3,065	Credit Suisse AG	6/30/20	(109)
USD	3,043	EUR	2,822	Credit Suisse AG	6/30/20	(80)
USD	5,512	EUR	5,058	Credit Suisse AG	6/30/20	(85)
USD	2,023	EUR	1,821	Credit Suisse AG	6/30/20	8
USD	3,406	EUR	3,085	Credit Suisse AG	6/30/20	(8)
						$(934)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate market value of the collateral held by the fund was $13,816, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,215,889	133,948	—
Exchange-Traded Funds	112,536	—	—
Temporary Cash Investments	13,764	6,590	—
	4,342,189	140,538	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	180	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,114	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.